Lease obligation (Tables)	12 Months Ended
Dec. 31, 2021
Lease obligation
Lease Obligations
	December 31,	December 31,
	2021	2020
		(Adjusted – Note 2)
Aircraft	$712,762	$640,550
Office Building	1,185,356	1,440,056
Printer	4,486	9,232
	1,902,604	2,089,838
Current portion of lease obligations	532,936	687,991
Long-term lease obligations	1,369,668	1,401,847
	Lease Term	Option to Extend	Incremental Borrowing Rate
Aircraft	April 2024	Executed	11.2%
Office Building	September 2025	No	8.2%
Printer	November 2022	No	8.9%

Maturity Of Lease Liabilities
Maturity of lease liabilities:		Weighted Average Remaining Lease Term
2022	$702,215	3.4 years
2023	711,284	2.3 years
2024	481,885	1.5 years
2025	275,389	0.8 years
Total lease payments	2,170,773
Less imputed interest	(268,169)
Total discounted lease payments	1,902,604
Current portion of lease obligations	532,936
Non-current portion of lease obligations	1,369,668